Equity Method Accounted Investees - Activity (Details) € / shares in Units, € in Millions, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 18, 2017 € / shares shares	Apr. 30, 2010	Sep. 30, 2020	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution							$ 3,348				$ 172		$ 3,347
Economic ownership percentage					14.80%	14.80%	14.80%	14.80%
Estrella Azul
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Portion of investment sold	100.00%			100.00%
Compania Panamena de Bebidas, S.A.P.I. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments									$ 1,463
Financial asset recognized on sale							$ 5						5
Leao Alimentos y Bebidas LTDA
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital reduction							46
Impairment loss on investments									1,038
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received					$ 16		$ 16
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Economic ownership percentage					36.40%	36.40%	36.40%	36.40%
Heineken investment
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received					$ 2,635		$ 2,005		2,322
Portion of investment sold		5.20%
Economic ownership percentage			20.00%		14.76%	14.76%	14.76%	14.76%
Equity income recognized from ownership interest, net of tax					$ 7,359		$ 10,775		(434)
Share of net income exclusive of amortisation adjustments					$ 8,316	€ 396	11,635	€ 491	$ (842)	€ (30)
Heineken Company
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Number of shares sold | shares		22,485,000
Share price | € / shares		€ 84.50
Heineken Holding N.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Number of shares sold | shares		7,700,000
Share price | € / shares		€ 78.00
Jugos del Valle, S.A.P.I. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution							$ 44						$ 560
Economic ownership percentage					29.30%	29.30%	28.80%	28.80%
TROP Frutas do Brasil LTDA.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments							$ 250,000

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3